NATIONWIDE MUTUAL FUNDS
Nationwide Amundi Global High Yield Fund	Nationwide GQG US Quality Equity Fund
Nationwide Amundi Strategic Income Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bailard Cognitive Value Fund	Nationwide International Index Fund
Nationwide Bailard International Equities Fund	Nationwide International Small Cap Fund
Nationwide Bailard Technology & Science Fund	Nationwide Janus Henderson Overseas Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund	(formerly, Nationwide AllianzGI International
Nationwide BNY Mellon Dynamic U.S. Core Fund	Growth Fund)
Nationwide BNY Mellon Dynamic U.S. Equity	Nationwide Loomis All Cap Growth Fund
Income Fund (formerly, Nationwide BNY Mellon	Nationwide Loomis Core Bond Fund
Disciplined Value Fund)	Nationwide Loomis Short Term Bond Fund
Nationwide Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Bond Index Fund	Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Sustainable Equity Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Government Money Market Fund

Supplement dated October 26, 2023
to the Statement of Additional Information (“SAI”) dated February 28, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective November 2, 2023, the SAI is amended as follows:

a.	The fourth paragraph on page 57 of the SAI, under the heading “Disclosure of Portfolio Holdings,” is deleted in its entirety and replaced with the following:

Except for the Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide GQG US Quality Equity Fund, each Fund posts onto the Trust’s internet site
(nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. The Nationwide Government Money Market Fund posts onto the Trust’s internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day or subsequent calendar day of the prior month and maintains such portfolio holdings information for no less than six months after posting. All Funds (including the Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund and Nationwide GQG US
Quality Equity Fund) disclose their complete portfolio holdings information to the SEC using Form N-PORT within 60 days of the end of the third month of the first and third quarters of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarters of the Funds’ fiscal year. The Nationwide Government Money Market Fund discloses its complete portfolio holdings information to the SEC on Form N-CSR and files monthly reports using Form N-MFP. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE